UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21465
ING Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)
201 King of Prussia Road, Radnor, PA 19087

(Address of principal executive offices)	(Zip code)
T. Ritson Ferguson, President and Chief Executive Officer
ING Clarion Global Real Estate Income Fund
201 King of Prussia Road
Radnor, PA 19087

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-888-711-4CRA
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
     Attached hereto.

ING Clarion Global Real Estate Income Fund
Portfolio of Investments / September 30, 2007 (unaudited)

		U.S. $
Shares		Value

	Common Stock - 121.5%
	Real Estate Investment Trusts ("REIT") - 121.5%
	Australia - 14.7%
29,967,000	DB RREEF Trust	$53,303,803
14,384,178	Macquarie CountryWide Trust	25,331,272
11,059,530	Macquarie Goodman Industrial Trust	67,629,096
9,222,427	Westfield Group	177,102,147

		323,366,318

	Brazil - 0.4%
702,900	BR Malls Participacoes SA (a)	8,400,419

	Canada - 10.4%
1,761,900	Boardwalk Real Estate Investment Trust	83,954,881
200,100	Calloway Real Estate Investment Trust	4,991,928
264,600	Calloway Real Estate Investment Trust (b)	6,601,020
500,000	Crombie Real Estate Investment Trust (b)	6,339,942
884,800	H&R Real Estate Investment Trust	21,191,748
2,282,900	InnVest Real Estate Investment Trust	27,568,481
440,000	InnVest Real Estate Investment Trust (b)	5,313,475
700,000	Primaris Retail Real Estate Investment Trust (b)	13,046,191
2,447,000	RioCan Real Estate Investment Trust	61,193,469

		230,201,135

	Finland - 1.5%
2,212,400	Citycon Oyj	14,064,244
1,470,267	Sponda Oyj	20,386,659

		34,450,903

	France - 10.2%
403,500	Societe de la Tour Eiffel	70,754,137
598,078	Unibail	153,516,902

		224,271,039

	Hong Kong - 9.4%
37,700,000	Agile Property Holdings Ltd.	79,198,316
14,611,500	China Overseas Land & Investment Ltd.	33,365,901
8,133,000	Hang Lung Properties Ltd.	36,432,121
3,062,900	Hongkong Land Holdings Ltd.	13,844,308
2,500,000	Sun Hung Kai Properties Ltd.	42,156,617
1,153,000	The Link REIT	2,537,931

		207,535,194

	Japan - 4.5%
2,388	Japan Retail Fund Investment Corp.	20,762,509
1,325,000	Mitsubishi Estate Co., Ltd.	37,901,578
968,000	Mitsui Fudosan Co., Ltd.	26,847,976
934	Nippon Building Fund, Inc.	13,561,535

		99,073,598

	Netherlands - 9.4%
116,780	Corio NV	9,948,109
357,401	Eurocommercial Properties NV	19,822,827
1,136,730	Nieuwe Steen Investments NV	31,572,196
417,161	VastNed Retail NV	33,489,824
934,400	Wereldhave NV	112,221,924

		207,054,880

	New Zealand - 0.2%
3,500,000	Macquarie Goodman Property Trust	4,099,129

	Singapore - 0.1%
500,000	Capitaland Ltd.	2,745,125

	United Kingdom - 8.8%
1,367,200	British Land Co. Plc	32,645,628
945,400	Great Portland Estates Plc	11,508,504
1,209,242	Hammerson Plc	28,873,950
1,902,400	Land Securities Group Plc	65,191,833
753,400	Liberty International Plc	17,513,648
45,000	Mapeley Ltd.	1,934,463
3,621,876	Segro Plc	36,858,226

		194,526,252

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2007.

		U.S. $
Shares		Value

	United States - 51.9%
197,300	AMB Property Corp.	11,800,513
115,300	Acadia Realty Trust	3,128,089
898,200	American Campus Communities, Inc.	26,308,278
259,800	Apartment Investment & Management Co. - Class A	11,724,774
1,213,100	Archstone-Smith Trust	72,955,834
117,600	AvalonBay Communities, Inc.	13,883,856
285,800	BioMed Realty Trust, Inc.	6,887,780
518,200	Boston Properties, Inc.	53,840,980
1,215,230	Brandywine Realty Trust	30,757,471
1,198,300	Camden Property Trust	76,990,775
1,231,800	Cedar Shopping Centers, Inc.	16,777,116
402,900	Colonial Properties Trust	13,819,470
419,300	Developers Diversified Realty Corp.	23,426,291
219,900	Douglas Emmet, Inc.	5,438,127
1,208,500	Extra Space Storage, Inc.	18,598,815
159,900	Federal Realty Investment Trust	14,167,140
1,211,100	First Industrial Realty Trust, Inc.	47,075,457
1,655,400	GMH Communities Trust	12,829,350
675,000	Gramercy Capital Corp.	16,989,750
941,484	HRPT Properties Trust	9,311,277
856,200	Health Care REIT, Inc.	37,878,288
371,000	Hersha Hospitality Trust	3,672,900
475,000	Highwoods Properties, Inc.	17,418,250
13,000	Home Properties, Inc.	678,340
308,000	Hospitality Properties Trust	12,520,200
755,400	iStar Financial, Inc.	25,676,046
1,580,990	Liberty Property Trust	63,571,608
2,004,100	Maguire Properties, Inc.	51,765,903
637,700	Mid-America Apartment Communities, Inc.	31,789,345
570,700	National Retail Properties, Inc.	13,913,666
2,650,300	Nationwide Health Properties, Inc.	79,853,539
215,000	Newcastle Investment Corp.	3,788,300
1,994,070	OMEGA Healthcare Investors, Inc.	30,967,907
994,000	Pennsylvania Real Estate Investment Trust	38,706,360
325,000	ProLogis	21,563,750
200,000	Ramco-Gershenson Properties Trust	6,248,000
364,700	Regency Centers Corp.	27,990,725
630,735	SL Green Realty Corp.	73,650,926
171,100	Sovran Self Storage, Inc.	7,843,224
770,000	Strategic Hotels & Resorts, Inc.	15,854,300
751,900	The Macerich Co.	65,851,402
200,000	U-Store-It Trust	2,640,000
712,120	Verde Realty (a)	23,499,960

		1,144,054,082

	Total Common Stock
	(cost $1,803,264,688)	2,679,778,074

	Preferred Stock - 15.0%
	Real Estate Investment Trusts ("REIT") - 15.0%
	United States - 15.0%
450,000	Alexandria Real Estate Corp., Series C	11,295,000
126,800	AP Aimcap Corp., Series A	2,484,494
80,500	Apartment Investment & Management Co., Series U	1,984,325
400,000	Apartment Investment & Management Co., Series V	9,868,000
400,000	Apartment Investment & Management Co., Series Y	9,896,000
174,000	Associated Estates Realty Corp.	4,437,000
400,000	Biomed Realty Trust, Inc., Series A	9,300,000
207,700	Cedar Shopping Centers, Inc.	5,246,502
125,000	Digital Realty Trust, Inc., Series B	3,037,500
200,800	Duke Realty Corp., Series M	4,688,680
400,000	Entertainment Properties Trust, Series D	9,020,000
337,500	Equity Inns, Inc., Series C	5,450,625
430,700	Glimcher Realty Trust, Series G	10,130,064
520,000	Health Care REIT, Inc., Series F	12,854,400
905,600	Host Marriot Corp, Series E	23,206,000
222,600	Innkeepers USA Trust, Series C	3,561,600
1,015,000	iStar Financial, Inc., Series I	22,248,800
200,000	LaSalle Hotel Properties, Series D	4,546,000
523,200	LaSalle Hotel Properties, Series E	12,828,864
520,000	LaSalle Hotel Properties, Series G	11,549,200
36,000	LBA Realty Fund II - WBP, Inc., Series A	1,762,877
170,000	LBA Realty Fund II - WBP, Inc., Series B	3,485,000
1,000,000	LTC Properties, Inc., Series F	24,260,000
351,800	Maguire Properties, Inc., Series A	7,567,218
200,000	Mid-America Apartment Communties, Inc., Series H	5,000,000
237,100	National Retail Properties, Inc., Series C	5,697,821
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2007.

		U.S. $
Shares		Value

120,000	NorthStar Realty Finance Corp., Series A	2,580,000
240,000	NorthStar Realty Finance Corp., Series B	4,800,000
120,000	OMEGA Healthcare Investors, Inc., Series D	2,971,200
320,000	PS Business Parks, Inc., Series O	7,507,200
320,000	Public Storage, Inc., Series K	7,808,000
360,000	Public Storage, Inc., Series M	7,974,000
234,000	RAIT Investment Trust, Series A	3,182,400
113,200	RAIT Investment Trust, Series B	1,585,932
192,500	SL Green Realty Corp., Series C	4,706,625
200,000	SL Green Realty Corp., Series D	5,044,000
275,000	Strategic Hotels & Resorts, Inc. (b)	7,046,875
400,000	Strategic Hotels & Resorts, Inc., Series B	9,584,000
363,600	Strategic Hotels & Resorts, Inc., Series C	8,617,320
368,000	Sunstone Hotel Investors, Inc., Series A	8,703,200
342,600	Taubman Centers, Inc., Series G	8,565,000
573,500	Taubman Centers, Inc., Series H	13,987,665

	Total Preferred Stock
	(cost $355,986,274)	330,069,387

	Convertible Preferred Stock - 1.3%
	Real Estate Investment Trusts ("REIT") - 1.3%
	United States - 1.3%
974,000	FelCor Lodging Trust, Inc., Series A	22,850,040
200,000	Health Care REIT, Inc., 7.50%, Series G	6,300,000

	Total Convertible Preferred Stock
	(cost $26,180,170)	29,150,040

	Investment Companies - 3.0%
	United Kingdom - 3.0%
399,119	Eurocastle Investment Ltd.	13,775,818
15,495,600	ING UK Real Estate Income Trust, Ltd. +	32,043,489
4,620,000	Insight Foundation Property Trust, Ltd.	10,565,589
547,200	ProLogis European Properties	9,221,672

	Total Investment Companies
	(cost $55,701,613)	65,606,568

	Purchased Options (a) - 0.3% Brazil - 0.1%
438,400	Brascan Residential Properties SA expiring 10/22/07 @ $0	3,288,000

	India - 0.2%
518,800	Unitech Ltd. expiring 6/19/08 @ $0	4,004,189

	Total Purchased Options
	(cost $6,482,722)	7,292,189

	Rights (a) - 0.0% Finland - 0.0%
2,212,400	Citycon Oyj expiring 10/03/07 @ $0 (cost $0)	391,048

	Warrants (a) - 0.1% Hong Kong - 0.1%
1,217,625	China Overseas Land & Investment Ltd. expiring 8/27/08 @ $0 (cost $0)	1,001,541

	Total Investments - 141.2%
	(cost $2,247,615,467)	3,113,288,847
	Other Assets less Liabilities - 0.1%	2,141,387
	Preferred shares, at redemption value - (41.3%)	(910,000,000)

	Net Assets Applicable to Common Shares - 100% (c)	$2,205,430,234

(a)	Non-income producing security.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At September 30, 2007, the securities amounted to $38,347,503 or 1.7% of net assets.

(c)	Portfolio percentages are calculated based on net assets applicable to Common Shares.

+	Investments in companies considered to be an affiliate of the Trust (such companies are defined as “Affiliated Companies” in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

Affiliate	Gross Additions	Gross Reductions	Dividend Income

ING UK Real Estate Income Trust, Ltd.	$ —	$ —	$1,436,890
See previously submitted notes to financial statements for the semi-annual period ended June 30, 2007.

Interest Rates Swaps

		Notional
	Termination	Amount	Fixed	Floating	Unrealized
Counterparty	Date	(000)	Rate	Rate	Appreciation

Royal Bank of Canada	7/01/2009	$200,000	4.32%	1 Month LIBOR	$774,681

      For each swap noted, the Trust pays a fixed rate and receives a floating rate.

Item 2. Controls and Procedures.
(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
     Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ING Clarion Global Real Estate Income Fund

By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: November 12, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ T. Ritson Ferguson
     T. Ritson Ferguson
     President and Chief Executive Officer
Date: November 12, 2007
By: /s/ Jonathan A. Blome
     Jonathan A. Blome
     Treasurer and Chief Financial Officer
Date: November 12, 2007